Accrued Liabilities	9 Months Ended
Sep. 30, 2017
Accrued Liabilities
Accrued Liabilities

5.    Accrued Liabilities

Accrued liabilities were comprised of the following:

	September 30,	December 31,
	2017	2016
Employee related expenses	$2,374	$1,237
Accrued real estate taxes	357	440
Accrued excise, franchise and sales taxes	335	83
Accrued operating expenses and other (1)	1,667	384
Accrued liabilities	$4,733	$2,144

(1)Accrued operating expenses and other has increased as a result of increases in manufacturing costs associated with adding systems and increases in general and administrative costs.